UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #M1120     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2010





























Item 1.  Report to Shareholders.

SMALL CAP VALUE FUND, INC.


ANNUAL REPORT
DECEMBER 31, 2010



Small Cap Value Fund, Inc.
8150 N. Central Expressway  #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol:  SCAPX


Dear shareholders of Small Cap Value Fund, Inc.,

The Fund began 2010 with a Net Asset Value per share of $16.53 and ended with a Net Asset Value per share of $22.29. No dividend distributions were paid in 2010.

The total return of the Fund for 2010 was 34.85% versus 26.32% for the S&P 600 Index and 26.87% for the Russell 2000 Small Cap Value Index.

The turnover rate of the Fund in 2010 was higher than we would usually expect. This is primarily due to the fact the Fund has very large tax loss carryforwards and therefore the portfolio manager has been quicker to realize shorter term moves in individual stocks without the concern of generating higher taxed short-term gains. Normally the Fund seeks to generate long term gains by holding positions at least one year. While this higher trading activity results in higher brokerage charges, taking advantage of some of these shorter term moves in individual stocks likely contributed to a portion of the relative outperformance of the Fund.

The Fund continues to own many companies that have little or no net debt on their balance sheets and valuations that are very compelling. We feel that as credit markets continue to stabilize capital will flow back into the type of securities in our portfolio.

The top holdings and industry group exposures of the Fund as of 12/31/10 are listed on the following page.

We look forward to continued absolute and relative results in 2011.

Sincerely,



Steven Adams
Portfolio Manager






SMALL CAP VALUE FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2010



Top Ten Holdings*
(% of Net Assets)

ViroPharma Inc.                           7.96%
Sanderson Farms Inc.                      6.39%
Neutral Tandem                            5.89%
Nutrisystem Inc.                          5.72%
FUQI International                        5.55%
Amedisys Inc.                             5.47%
SWS Group                                 5.08%
Corinthian Colleges Inc.                  4.96%
Cooper Tire Rubber                        4.68%
Amsurg Corp.                              4.60%
                                         ------
                                         56.30%

Asset Allocation
(% of Net Assets)

Pharmaceutical Preparation                               12.49%
Poultry, Slaughtering and Processing                      6.39%
Telephone Communications                                  5.89%
Retail-Nonstore Retailers                                 5.72%
Jewelry, Precious Metals					    5.55%
Home Health Care Services                                 5.47%
Security Brokers, Dealers, and Flotation Companies        5.08%
Colleges, Universities, and Professional Schools          4.96%
Fabricated Rubber Products                                4.68%
Hospitals                                                 4.60%
Services-Offices, Clinics of Doctors of Medicine          4.56%
Hospital and Medical Service Plans                        4.38%
Retail-Computer & Computer Software Stores                4.36%
Services-Computer Processing & Data Prep                  4.18%
Sawmills and Planing Mills                                4.02%
Small Arms                                                3.86%
Medical Laboratories                                      3.83%
Other Assets less liabilities, net                        9.99%
                                                        -------
						          100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks







SMALL CAP VALUE FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Small Cap Value Fund from its inception(the beginning of investment operations), December 16, 2005 through December 31, 2010. These changes are then compared to a $10,000 investment in the S&P 600 Small Cap Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       Inception Year   Year    Year    Year    Year
                                 End    End     End     End     End
                      (12/16/05) 2005   2006    2007    2008    2009
                       --------- ------ ------- ------- ------ ------
Small Cap Value Fund    $10,000  $9,891 $12,340 $10,010 $5,862 $8,351
S&P 600 Small Cap Index $10,000  $9,879 $11,409 $11,374 $7,849 $9,855

                        Year
                        End
                        2010
                        --------
Small Cap Value Fund    $11,261
S&P 600 Small Cap Index $12,448

$13,000|
$12,000|                          #                            *
$11,000|                       *          *                 #
$10,000|   #  *        #  *            #
$ 9,000|                                                *
$ 8,000|                                        *    #
$ 7,000|
$ 6,000|                                      #
__________________________________________________________________
         Inception   2005    2006    2007    2008    2009    2010
         (12/16/2005)

        # = Small Cap Value Fund       * = S&P 600 Small Cap Index

                      15 Day   Annual  Annual   Annual  Annual
                      Return   Return  Return   Return  Return
                      2005     2006    2007     2008    2009
                      ------   ------  ------   ------  ------
Small Cap Value Fund  (1.09%)  24.76% (18.87%) (41.49)% 42.46%
S&P 600 Index         (1.21%)  15.49% ( 0.30%) (30.99)% 25.56%

                               Compounded
                      Annual   Average
                      Return   Annual
                      2010     Return since Inception
                      ------   ----------------------
Small Cap Value Fund  34.85%   2.38%
S&P 600 Index         26.32%   4.44%


SMALL CAP VALUE FUND, INC.
EXPENSES
DECEMBER 31, 2010

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on June 30, 2010 and held for the entire six month period to December 31, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value      Account Value          June 30, 2010,
               June 30, 2010  December 31, 2010       December 31, 2010
           -----------------       -------------      -----------------

Actual            $  1,000            $ 1,286             $   5.47

Hypothetical**    $  1,000            $ 1,020             $   4.84

*Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.

** Hypothetical return assumes 5% return before expenses.



SMALL CAP VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010


ASSETS
   Investment securities, at fair
              value (cost $15,634,637)      $  18,396,904
   Dividends receivable                             5,350
   Accrued Interest receivable                         14
                                              -----------
              Total assets                     18,402,268
                                              -----------

LIABILITIES
   Advisory fees payable                           14,213
                                              -----------
              Total liabilities                    14,213
                                              -----------

NET ASSETS ?
  Equivalent to $22.29 per
  share based on 824,797 shares
  of common stock issued and outstanding;
  100,000,000 shares authorized,
  $0.001 par value                           $ 18,388,055
	                                       ============

NET ASSETS CONSIST OF:
  Common stock				         $        825
  Paid-in capital                              25,708,887
  Net unrealized appreciation
    of investments                              2,762,267
  Accumulated investment loss                      (8,894)
  Accumulated net realized loss               (10,075,030)
------------

Net assets                                   $ 18,388,055
                                             ============

















See accompanying notes to these financial statements
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010


DESCRIPTION                                 SHARES      FAIR VALUE
-----------                                 ------      -------

COMMON STOCKS ? 90.01%

Sawmills and Planing Mills-4.02%
   Universal Forest Products			  19,000      $    739,100

Fabricated Rubber Products-4.68%
   Cooper Tire Rubber				  36,500           860,670


Hospital and Medical Service Plans-4.38%
   Amerigroup Corp  (a)                     18,340           805,493

Pharmaceutical Preparation-12.49%
   ViroPharma Inc. (a)      			  84,470	     1,463,020
   Santarus    (a)                         255,000           833,850
                                                            --------
                                                           2,296,870

Services-Computer Processing &
Data Prep-4.18%
   Total System Services			  50,000		 769,000

Telephone Communications-5.89%
   Neutral Tandem	(a)				  75,000	     1,083,000

Small Arms-3.86%
   Smith & Wesson Holding Corp. (a)        190,000		 710,600

Retail-Nonstore Retailers-5.72%
   Nutrisystem Inc.                         50,000	     1,051,500

Retail-Computer & Computer Software
Stores-4.36%
   GameStop	(a)					  35,000           800,800

Services-Offices, Clinics of Doctors
of Medicine-4.56%
   Coventry Health Care  (a) 		        31,730	       837,672










- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2010


DESCRIPTION                                 SHARES      FAIR VALUE
-----------                                 ------      -------

Home Health Care Services-5.47%
   Amedisys Inc.	(a)				   30,000	  $  1,005,000

Hospitals-4.60%
   Amsurg Corp.	(a)				   40,400          846,380

Colleges, Universities, and Prof
Schools-4.96%
   Corinthian Colleges Inc. (a)		  175,000          911,750

Medical Laboratories-3.83%
   Genoptix Inc.   (a)                       37,000          703,740

Poultry, Slaughtering & Processing-6.39%
   Sanderson Farms Inc.                      30,000        1,174,500

Security Brokers/Dealers, & Flotation
Companies-5.08%
   SWS Group                                185,000          934,250

Jewelry, Precious Metal-5.55%
   FUQI International(a)      		  160,000        1,020,800
                                                            --------

Total common stocks (cost $13,788,858)                    16,551,125


SHORT-TERM INVESTMENTS ? 10.04%
   Schwab Money Market Fund-current interest
      at 0.01%
        			                  1,845,779        1,845,779
                                                            --------
   Total short-term investments (cost $1,845,779)          1,845,779
                                                            --------

Total investment securities ? 100.05% (cost $15,634,637)  18,396,904

Other assets less liabilities ? (0.05)%                       (8,849)
                                                            --------

Net assets ? 100.00%                                   $  18,388,055
                                                        ============

(a) Non-income producing securities



See accompanying notes to these financial statements
SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010



INVESTMENT INCOME
   Dividends                                             $    162,627
   Interest                                                        87
                                                         ------------
          Total investment income                             162,714
                                                         ------------
EXPENSES ?
   Advisory fees                                              171,608
                                                         ------------

          Net investment loss                                  (8,894)
   ------------

GAIN (LOSS) ON INVESTMENTS ?
   Net realized loss on investments                          (835,183)
   Net change in unrealized appreciation of securities      6,187,685
                                                         ------------
        Net realized loss and
           unrealized gain on investments                   5,352,502
------------

   Net increase in net assets resulting from operations  $  5,343,608
                                                         ============



























See accompanying notes to these financial statements
SMALL CAP VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                           Year Ended      Year Ended
                                          Dec. 31, 2010   Dec. 31, 2009

INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income(loss)              $    (8,894)  $     24,458
   Net realized loss on investments            (835,183)    (3,952,001)
   Net change in unrealized appreciation
   of securities  		                6,187,685      8,955,245
          				              -----------    ------------
      Net increase in net assets
  resulting from operations                   5,343,608      5,027,702


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0        (24,458)
                                            -----------    ------------
         Total Distributions                          0        (24,548)

CAPITAL SHARE TRANSACTIONS-NET               (4,335,442)    (3,848,335)
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                  1,008,166      1,154,909

NET ASSETS, beginning of year                17,379,889     16,224,980
                                            -----------    ------------

NET ASSETS, end of year                     $18,388,055    $17,379,889
                                            ===========    ============























See accompanying notes to these financial statements



SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
ENDED:
                       YEAR    YEAR     YEAR     YEAR    YEAR
                       ENDED   ENDED    ENDED    ENDED   ENDED
                       2010    2009     2008     2007    2006
                       ------  ------   ------   ------  ------
Net asset value,
  beginning of year   $16.53   $11.62   $19.90   $24.58  $19.87
                       ------  -------  ------   ------  ------
Income from investment
operations:
  Net investment
    Income (loss)      (0.01)    0.02     0.32    (0.01)   0.35
  Net realized and
     unrealized
     gains (losses)on   5.77     4.91    (8.28)   (4.64)   4.57
     investments
                       -----   -------  ------   ------  ------
Total income (loss)from
  investment operations	5.76     4.93    (7.96)   (4.64)   4.92
----   -------  -------  ------- ------
Less distributions from:
 Net investment income  0.00    (0.02)   (0.32)   (0.04)  (0.13)
 Net realized gains     0.00    (0.00)   (0.00)   (0.00)  (0.08)
                       ------  -------  -------   ------  -----
   Total distributions  0.00    (0.02)   (0.32)   (0.04)  (0.21)
                       ------  -------  -------   ------  -----
Net asset value,
  end of year        $ 22.29  $ 16.53  $ 11.62  $ 19.90  $24.58
                      =======  ========  ======  =======  ======
Total Return           34.85%    42.43%  (41.49)% (18.87)% 24.76%

Ratios & Supplemental Data:

Net assets, end, of year
      (in 1,000?s)    $18,388  $17,380  $16,225  $26,574  $6,080

Ratio of expenses to     0.97%   0.94%   0.94%    0.95%    0.85%
   average net assets (a)

Ratio of net investment (0.05)%  0.16%   0.20%    0.00%    1.42%
   Income(loss) to average
   net assets

Portfolio turnover rate 80.53%  29.12%  23.30%   72.70%   24.65%



(a) The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).


See accompanying notes to these financial statements


SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The Fund had no operations until June 24, 2005, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 16, 2005. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2010, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

   Subsequent events
Subsequent events are defined as events or transactions that occur after the balance sheet date, but before the financial statements are issued. There are two types of subsequent events: recognized subsequent events, which provide additional evidence about conditions that existed at the balance sheet date, and non-recognized subsequent events, which provide evidence about conditions that did not exist at the balance sheet date, but arose before the financial statements were issued. Recognized subsequent events are required to be recognized in the financial statements, and non-recognized subsequent events are required to be disclosed. GAAP requires entities to disclose the date through which subsequent events have been evaluated, and the basis for that date. This is consistent with current practice and did not have any impact on the Fund?s financial statements. Subsequent events were evaluated through February 11, 2011, the date in which these financials were issued.















SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3.	FAIR VALUE OF INVESTMENTS

    In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

   Level 1 - quoted prices in active markets for identical investments.

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2010:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           ------------
      Level 1:
         Common Stock               $16,551,125          $          0
         Short term investments       1,845,779                     0
                                    -----------          ------------
             Total Level 1:          18,396,904                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $18,396,904          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation depreciation on the instrument. As of December 31, 2010, the Fund did not own any other financial instruments.

SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS



4.	CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund?s $0.001 par value common stock were as follows:

                            Year Ended            Year Ended
                        December 31, 2010      December 31, 2009
                       -------------------  ---------------------
                       Shares       Amount  Shares         Amount

Shares sold            74,665   $1,489,500   124,316   $1,779,000

Shares issued in
  reinvestment of
  dividends	              0            0     1,472       24,458
                       ------     --------  ---------  ----------
                       74,665    1,489,500   125,788    1,803,458
Shares redeemed      (301,064) ($5,824,942) (470,706)  (5,651,793)
                       ------     --------  ---------  ----------

Net (decrease)       (226,398)  (4,335,442) (344,918)  (3,848,335)

Beginning of year   1,051,195  $30,045,154 1,396,113  $33,893,489
                       ------     --------    -------  ----------
End of year           824,797  $25,709,712 1,051,195  $30,045,154
				=========	==========  =========  ==========

5.	INVESTMENT TRANSACTIONS
The cost basis of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $14,269,565 and $19,503,988, respectively, for the year ended December 31, 2010. The aggregate cost basis of investment securities, excluding money market funds, for federal income tax purposes was $13,788,858 as of December 31, 2010. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of December 31, 2010.

As of December 31, 2010 and 2009, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                              2010               2009
-----------                           -------             ------
Unrealized appreciation           $   3,561,176     $  2,007,373
Unrealized depreciation                (798,909)     ( 5,432,791)
                                    ------------     -----------
Net unrealized appreciation
   (depreciation)                 $   2,762,267    $ ( 3,425,418)
                                    ============     ============

SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

6.	DISTRIBUTION TO SHAREHOLDERS
No distributions were paid to shareholders in 2010.

7.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

   The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

   The advisory fee for 2010, as computed pursuant to the investment advisory agreement, totaled $171,608, of which $14,213 was payable on December 31, 2010.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.


8.	ACCOUNTING FOR UNCERTAIN TAX POSITIONS

   Per generally accepted accounting principles (?GAAP?) the Fund evaluates its tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a ?more likely than not? standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the ?more-likely-than-not? threshold are recorded as a tax expense in the current year.

   GAAP requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdiction for the Fund include Federal. As of December 31, 2010, open Federal tax years include the tax years ended December 31, 2007 through December 31, 2009. The Fund has no examination in progress.


SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


The Fund has reviewed all open tax years and major jurisdictions. As a result, the Fund has determined there is no effect to the Fund?s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.












































Additional Information (Unaudited)

Proxy Voting Information

Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.


Quarterly Filing of Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund?s Form N-Q?s are available on the SEC?s website at http://www.sec.gov, and can also be reviewed and copied at the SEC?s public reference room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contract

The Board of Directors, including all Directors that are independent, held a separate, in-person meeting, specifically called for the purpose of reviewing and re-approving the Advisory Agreement on February 10, 2010. In approving the Advisory Agreement for 2010, the Directors considered the following:


1)	Nature, extent and quality of services provided by the Advisor ?
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement.
   This includes portfolio management, supervision of Fund operations, compliance and regulatory matters.

2)	Investment performance ? The Directors reviewed the performance of the Fund, as compared to market benchmarks. This review focused on investment strategy and long term performance potential.

3)	Cost of services to the Fund and profitability of the Advisor ?
The Directors considered the Fund?s management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is receiving a fee that is in line with fees charged for separate accounts and that the Advisor is operating profitably, is viable and should remain an ongoing entity.

4)	Economies of Scale ? The Directors considered information
regarding economies of scale with respect to management of the
Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio that would be expected from that of funds with significantly larger asset bases.
5)	Conclusions ? Based on the above review and discussions, the
Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.


Additional Information (Unaudited)

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors of the Fund. Information pertaining to the Directors of the Fund are set forth below. The SAI of the Fund includes additional information about the Directors of the Fund and is available, without charge, by calling 800-704-6072. Each Director may be contacted by writing to that Director c/o Small Cap Value Fund, Inc., 8150 N. Central Expressway, #M1120, Dallas, Texas 75206.


INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor      Stock
Age 53                             since 2000, Tech Co.  Dividend Fund,
                                   prior                 Inc.

Yolawnde F. Malone  Director  1 Yr CPA/Tax Specialist-   Stock
Age 47                             Family Legacy Trust,  Dividend Fund,
                                   Tax mngr Cain Waters  Inc.
                                   prior, Tolleson Wealth
                                   mgmt tax specialist prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North    Stock
M.D.                               Dallas Pathology      Dividend Fund,
Age 47                             Partner               Inc.


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President of Fund,    Stock
Age 49              President      Member of Adams       Dividend Fund,
                    Secretary      Asset Advisors,       Inc.
                    Treasurer      Private investor
                                   prior

















Report of Independent Registered Public Accounting Firm


To the Shareholders and
Board of Directors of
Small Cap Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Small Cap Value Fund, Inc., including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Value Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP


Dallas, Texas
February 11, 2011








Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for open end investment companies)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.








Item 12.  Exhibits.

a)	(1)Code of Ethics-Filed with Form N-CSR and is hereby incorporated by reference
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached
b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/11/11